Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,841,834.59
Total Fee Amount	668.66
Total Offset Amount	0
Net Fee	$ 668.66
Offset Table N/A	N/A